Goodwill, net (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill, net
Schedule of Goodwill, net

Amount
RMB
Balance as of January 1, 2021	31,188
Impairment loss	(31,188)
Balance as of December 31, 2021	—
Additions	454
Balance as of December 31, 2022	454